PROPERTY, PLANT AND EQUIPMENT - Mineral Property Costs Not Subject to Depreciation (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mining property not subject to depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 5,072	$ 3,933	$ 3,586
Mining property not subject to depreciation [Member] | Pascua-Lama
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	727	780
Mining property not subject to depreciation [Member] | Norte Abierto Project
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	670	662
Mining property not subject to depreciation [Member] | Reko Diq [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	744	0
Mining property not subject to depreciation [Member] | Donlin Gold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	239	212
Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,553	2,114
Acquired mineral resources and exploration potential
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 139	$ 165